PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2 0 1 9	2 0 1 8
Cost:
Office furniture and equipment	213	186
Laboratory equipment	759	644
Computers and auxiliary equipment	420	388
	1,392	1,218
Accumulated depreciation	852	766
Property and equipment, net	540	452